Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2011
Earnings Per Share [Abstract]
Schedule Of Earnings Per Share, Basic And Diluted

	2011	2010	2009
	(Dollars in thousands, except per share data)
Net income (1)	$38,403	$67,840	$66,298

Average common shares outstanding	162,432,315	165,689,601	165,403,759
Average committed ESOP shares outstanding	192,959	172,575	172,575
Total basic average common shares outstanding	162,625,274	165,862,176	165,576,334

Effect of dilutive RRP shares	2,747	6,492	12,174
Effect of dilutive stock options	4,644	30,777	132,668

Total diluted average common shares outstanding	162,632,665	165,899,445	165,721,176

Net EPS
Basic	$0.24	$0.41	$0.40
Diluted	$0.24	$0.41	$0.40

Antidilutive stock options and RRP, excluded
from the diluted average common shares
outstanding calculation	898,415	642,777	167,626

(1)	Net income available to participating securities (unvested RRP shares) was inconsequential for fiscal years 2011, 2010, and 2009.